Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643	54.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32000%	April 15, 2016
Class A-2a Notes	$215,000,000.00	0.810%	January 15, 2018
Class A-2b Notes	$331,400,000.00	1.018%	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.280%	September 15, 2019
Class A-4 Notes	$111,780,000.00	1.640%	June 15, 2020
Class B Notes	$47,380,000.00	2.030%	August 15, 2020
Class C Notes	$31,590,000.00	2.200%	November 15, 2020
Class D Notes	$31,590,000.00	2.700%	September 15, 2021
Total	$1,610,940,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,948,075.52

Principal:
Principal Collections	$20,575,378.87
Prepayments in Full	$10,220,992.06
Liquidation Proceeds	$504,677.39
Recoveries	$47,160.69
Sub Total	$31,348,209.01
Collections	$33,296,284.53

Purchase Amounts:
Purchase Amounts Related to Principal	$174,670.92
Purchase Amounts Related to Interest	$917.20
Sub Total	$175,588.12

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,471,872.65

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	23
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,471,872.65
Servicing Fee	$540,773.77	$540,773.77	$0.00	$0.00	$32,931,098.88
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,931,098.88
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$32,931,098.88
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$32,931,098.88
Interest - Class A-3 Notes	$416,724.38	$416,724.38	$0.00	$0.00	$32,514,374.50
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$32,361,608.50
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,361,608.50
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$32,281,457.33
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,281,457.33
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$32,223,542.33
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,223,542.33
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$32,152,464.83
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,152,464.83
Regular Principal Payment	$29,739,000.90	$29,739,000.90	$0.00	$0.00	$2,413,463.93
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,413,463.93
Residual Released to Depositor	$0.00	$2,413,463.93	$0.00	$0.00	$0.00
Total		$33,471,872.65

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$29,739,000.90
Total					$29,739,000.90
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$29,739,000.90	$61.57	$416,724.38	$0.86	$30,155,725.28	$62.43
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$29,739,000.90	$18.46	$778,634.05	$0.48	$30,517,634.95	$18.94

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$390,679,108.93	0.8088594	$360,940,108.03	0.7472880
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$613,019,108.93	0.3805350	$583,280,108.03	0.3620744

Pool Information
Weighted Average APR	3.454%	3.450%
Weighted Average Remaining Term	36.78	35.98
Number of Receivables Outstanding	42,585	41,474
Pool Balance	$648,928,524.34	$616,855,085.04
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$614,406,046.39	$584,185,943.90
Pool Factor	0.3887201	0.3695075

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$9,252,826.28
Yield Supplement Overcollateralization Amount	$32,669,141.14
Targeted Overcollateralization Amount	$33,574,977.01
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$33,574,977.01

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	23
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		174	$597,720.06
(Recoveries)		94	$47,160.69
Net Loss for Current Collection Period			$550,559.37
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.0181%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8900%
Second Prior Collection Period			0.8735%
Prior Collection Period			1.1590%
Current Collection Period			1.0439%
Four Month Average (Current and Prior Three Collection Periods)			0.9916%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,592	$9,170,331.44
(Cumulative Recoveries)			$820,730.78
Cumulative Net Loss for All Collection Periods			$8,349,600.66
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5002%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,552.99
Average Net Loss for Receivables that have experienced a Realized Loss			$2,324.50

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.75%	563	$10,781,947.36
61-90 Days Delinquent	0.25%	79	$1,544,727.87
91-120 Days Delinquent	0.04%	11	$249,083.15
Over 120 Days Delinquent	0.12%	37	$742,631.03
Total Delinquent Receivables	2.16%	690	$13,318,389.41

Repossession Inventory:
Repossessed in the Current Collection Period		26	$600,740.97
Total Repossessed Inventory		54	$1,099,837.59

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3272%
Prior Collection Period			0.2560%
Current Collection Period			0.3062%
Three Month Average			0.2965%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	23

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer